Kingsoft acquisition in 2014 (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment	$ 255
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill	20,497	$ 21,896
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	33,303
Trademarks [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	6,120
Noncompete Agreements [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	1,490
Technology [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 2,381